Nature of operations and going concern	6 Months Ended
Jun. 30, 2021
Disclosure Of Nature Of Operations And Going Concern [Abstract]
Nature of operations and going concern
1.	Nature of operations and going concern

Liminal BioSciences Inc. (“Liminal” or “the Company”) is incorporated under the Canada Business Corporations Act and is a publicly traded clinical-stage biotechnology company (Nasdaq symbol: LMNL) focused on discovering, developing and commercializing novel treatments for patients suffering from diseases of unmet medical need, primarily related to fibrosis, including respiratory, liver and kidney diseases. The Company’s lead product candidate, fezagepras is in the clinical development stage and its GPR84 antagonist and OXER1 antagonist R&D programs are currently both at the pre-clinical research stage.

The Company previously operated a segment devoted to the development of plasma-derived therapeutics, leveraging Liminal’s experience in bioseparation technologies used to isolate and purify biopharmaceuticals from human plasma and received approval, from the U.S. Food and Drug Administration or FDA in June 2021 for its plasma-derived product Ryplazim® (plasminogen) or Ryplazim®, a highly purified glu-plasminogen derived from human plasma that acts as a plasminogen replacement therapy for patients deficient in plasminogen protein. The Company is in the process of divesting itself of this segment and consequently, certain assets and liabilities have been classified as held for sale in the consolidated statements of financial position at June 30, 2021. These activities are also presented as discontinued operations in the unaudited condensed interim consolidated financial statements for the quarters and the six months ended June 30, 2021 and 2020, or interim financial statements (note 3).

The Company’s registered office is located at 440, Boul. Armand-Frappier, suite 300, Laval, Québec, Canada, H7V 4B4. Liminal has Research and Development facilities in Canada and the U.K., and manufacturing facilities in Canada.

Structured Alpha LP or SALP has been Liminal’s majority and controlling shareholder since the debt restructuring on April 23, 2019 and is considered Liminal’s parent entity for accounting purposes. Thomvest Asset Management Ltd. is the general partner of SALP and the ultimate controlling parent, for accounting purposes, of Liminal is The 2003 TIL Settlement. Prior to this date, Liminal did not have a controlling parent.

The interim financial statements are presented in Canadian dollars, $ or CA$, and have been prepared in accordance with International Financial Reporting Standards, or IFRS, as issued by the International Accounting Standards Board, or IASB, on a going concern basis, which presumes the Company will continue its operations for the foreseeable future and will be able to realize its assets and discharge its liabilities and commitments in the ordinary course of business.

During the six months ended June 30, 2021, the Company incurred a net loss of $53.0 million ($55.5 million for the six months ended June 30, 2020) and had negative operating cash flows of $29.6 million ($31.9 million for the six months ended June 30, 2020). In addition at June 30, 2021, the Company had a working capital of $38.3 million ($49.2 million at December 31, 2020) and an accumulated deficit of $1,139.4 million ($1,087.0 million at December 31, 2020). After the June 30, 2021 quarter end, the Company’s subsidiary, Prometic Biotherapeutics Inc., or PBT, entered into a definitive agreement on August 6, 2021 for the sale of the Priority Review Voucher, or PRV, it received on June 4, 2021 in conjunction with the FDA approval of its Biologics License Application for Ryplazim® for a purchase price of US$105 million (note 14). The closing is subject to customary closing conditions, including all applicable U.S. antitrust clearance requirements. Given Liminal's current financial position and considering its main activities continue to be in the R&D stage, management has concluded it will need additional sources of financing to ensure it has sufficient funds to continue its operations for at least the next 12 months.

The Company continues operating at lower spending levels than historically, pacing investments on new research programs, and reducing infrastructure cost, where possible. Until the Company closes the sale of the PRV, completes a significant financing, or it can generate sufficient revenues to finance its future cash requirements, it may likely need to secure additional external financing which may include public or private equity offerings, debt financings, strategic collaborations, alliances and licensing arrangements, grant funding or other sources. On August 6, 2021, the Company’s subsidiary, Prometic Biotherapeutics Inc., or PBT, entered into a definitive agreement to for the sale of the Priority Review Voucher, or PRV, it received on June 4, 2021 in conjunction with the FDA approval of it Biologics License Application for Ryplazim® for a purchase price of US$105 million. Also, prior to the close of the transaction, PBT will need to pay Prometic Bioproduction Inc., or PBP, which is now owned by Kedrion S.p.A., or Kedrion, an amount equivalent to 30% of the net proceeds it receives from the sale of the PRV in compensation for past services (note 14).

Despite the Company’s efforts to obtain the necessary funding and improve profitability of its operations, there can be no assurance of its success in doing so, especially with respect to its access to further funding on acceptable terms, if at all.

These circumstances indicate the existence of a material uncertainty that may cast substantial doubt about the Company’s ability to continue as a going concern. If the Company is unable to secure additional capital or monetize the PRV, it may be required to curtail its research and development initiatives and take additional measures to reduce costs in order to conserve its cash in amounts sufficient to sustain operations and meet its obligations. These measures could cause significant delays in the Company’s preclinical, clinical and regulatory efforts, which are critical to the realization of its business plan. These interim financial statements do not include any adjustments to the amounts and classification of assets and liabilities that might be necessary should the Company be unable to continue as a going concern. Such adjustments could be material.